INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [Text Block]
	December 31,	December 31,
	2018	2017
Ore stockpile	$17,714	$19,972
Rough diamonds	56,300	45,999
Supplies inventory	28,247	16,202
Total	$102,261	$82,173